INCOME TAXES - Taxation Years by Jurisdiction (Details)	12 Months Ended
Dec. 31, 2022
Foreign Tax Authority | Earliest Tax Year
Taxation Years
Open tax year	2019
Foreign Tax Authority | Latest Tax Year
Taxation Years
Open tax year	2022
Domestic Tax Authority | Earliest Tax Year
Taxation Years
Open tax year	2018
Domestic Tax Authority | Latest Tax Year
Taxation Years
Open tax year	2022